SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Number of options, in thousands
Outstanding at beginning of year	1,670
Granted	366
Exercised	(269)
Cancelled or forfeited	(52)
Outstanding at end of year	1,715
Vested and expected to vest at end of year	1,663
Exercisable at end of year	1,186
Weighted average exercise price (per share)
Outstanding at beginning of year	$ 2.44
Granted	$ 8.28
Exercised	$ 3.43
Cancelled or forfeited	$ 4.42
Outstanding at end of year	$ 3.47
Vested and expected to vest at end of year	$ 3.35
Exercisable at end of year	$ 2.13
Aggregate intrinsic value, in thousands
Outstanding at end of year	$ 11,809 [1]
Vested and expected to vest at end of year	11,667
Exercisable at end of year	$ 9,762
Share price	$ 10.36

[1]	Calculation of aggregate intrinsic value for options outstanding and exercisable is based on the share price of the Company's ordinary shares as of December 31, 2013 which was $10.36 per share.